Income Taxes - Summary of Provision for Income Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 0	$ 0
State	0	1
Foreign	0	0
Current Income Tax Expense (Benefit)	0	1
Deferred
Federal	0	(1,578)
State	0	(73)
Foreign	0	0
Deferred Income Tax Expense (Benefit), Total	0	(1,651)
Total provision for income taxes benefit	$ 0	$ (1,650)